DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Other income	¥ 7,221	¥ 21,804	25,319
DayOne data center limited
DISCONTINUED OPERATIONS
Percentage of equity interest		35.60%
DayOne
DISCONTINUED OPERATIONS
Percentage of equity interest	30.10%	35.60%
DayOne data center limited | Sales commission, procurement service fee and license fee
DISCONTINUED OPERATIONS
Net revenue		¥ 34,404	1,684
DayOne data center limited | Guarantee fees and management support service fee
DISCONTINUED OPERATIONS
Other income		59,017	85,292
DayOne data center limited | Elimination of unrealized profit
DISCONTINUED OPERATIONS
Financial results of discontinued operations		¥ 25,450	¥ 7,476